Income Taxes (Details 2) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	$ 75,618,066	$ 39,745,138
Non-capital loss carryforwards and tax pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	69,596,751	37,158,261
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	2,579,274	2,394,797
Long term investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	100,851	192,080
Capital loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	2,965,430
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	$ 375,761